Capital Management (Detail)	12 Months Ended
	Dec. 31, 2023 USD ($) creditFacility	Dec. 31, 2022
Disclosure of objectives, policies and processes for managing capital [line items]
Targeted debt-to-EBITDA ratio	2.0
Number of credit facilities | creditFacility	1
Debt-to-capitalization ratio, maximum	0.60
Actual debt-to-EBITDA ratio	120.00%	80.00%
Actual net debt-to-capitalization ratio	0.20	0.19
Revolving Credit Facility Due November 2023
Disclosure of objectives, policies and processes for managing capital [line items]
Maximum borrowing capacity | $	$ 4,000,000,000